Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Line Items]
Unbilled accounts receivable	$ 18,908,068	$ 10,030,721
Total account receivable	$ 18,785,714	$ 21,487,053
Percentage of total accounts receivable	11.10%
Percentage of billed accounts receivable	13.00%
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Total account receivable	$ 3,300,000
Percentage of billed accounts receivable	7.80%